REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interests

The redeemable non-controlling interests for the years ended December 31, 2021 and 2022 was summarized as follows:

	For the year ended
	December 31, 2021	December 31, 2022
Opening balance as of January 1	924,245	1,000,849
Net loss attributable to the redeemable non-controlling interests shareholders	(56,766)	(32,329)
Accretion of redeemable non-controlling interest	133,370	88,419
Ending balance as of December 31	1,000,849	1,056,939